Payables and Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Payables and Accrued Charges

Payables and accrued charges as at December 31 were comprised of:

	2018	2017

Trade accounts	$3,053	$255
Customer prepayments	1,625	–
Dividends	526	84
Accrued compensation	425	98
Current portion of asset retirement obligations and accrued environmental costs (Note 20)	156	72
Accrued interest	105	33
Current portion of share-based compensation (Note 29)	87	13
Current portion of derivatives	45	29
Income taxes (Note 9)	47	16
Current portion of pension and other post-retirement benefits (Note 28)	13	35
Other payables and other accrued charges	621	201

	$6,703	$836